Other Income and Expenses, Net - Summary of Other Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income And Expenses [line items]
Gains / (losses) related to legal, administrative and arbitration proceedings	$ (1,520)
Pension and medical benefits - retirees		$ (2,018)	$ (2,569)
Unscheduled stoppages and pre-operating expenses	(1,321)
Variable compensation program	(643)
Gains/(losses) with Commodities Derivatives	(370)
Voluntary Separation Plan - PDV	(198)
Profit sharing	(43)
Employee Career and Compensation Plan - PCR	(2)
Institutional relations and cultural projects	(180)
Operating expenses with thermoelectric power plants	(128)
Government grants	238
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control	6,046
Expenses/Reimbursements from E&P partnership operations	383
Amounts recovered from Lava Jato investigation	220
Equalization of expenses - Production Individualization Agreements	2
Gains / (losses) on decommissioning of returned/abandoned areas	(155)
Others	241
Total	1,199	(5,760)	(5,511)
Reclassification [Member]
Other Income And Expenses [line items]
Gains / (losses) related to legal, administrative and arbitration proceedings		(2,283)	(861)
Unscheduled stoppages and pre-operating expenses		(1,282)	(1,598)
Variable compensation program		(265)
Gains/(losses) with Commodities Derivatives		(416)
Voluntary Separation Plan - PDV		2
Profit sharing		(442)	(145)
Employee Career and Compensation Plan - PCR		(293)
Agreement with US Authorities		(895)
Institutional relations and cultural projects		(178)	(208)
Operating expenses with thermoelectric power plants		(107)	(67)
Government grants		248	91
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control		416	1,725
Expenses/Reimbursements from E&P partnership operations		331	372
Amounts recovered from Lava Jato investigation		457	252
Equalization of expenses - Production Individualization Agreements		(279)
Gains / (losses) on decommissioning of returned/abandoned areas		621	337
Provision for the class action agreement			(3,449)
Others		6	(169)
Total		(5,760)	(5,511)
Related to retirees [member]
Other Income And Expenses [line items]
Pension and medical benefits - retirees	$ (1,371)	(1,401)	(1,791)
Related to retirees [member] | Reclassification [Member]
Other Income And Expenses [line items]
Pension and medical benefits - retirees		$ (1,401)	$ (1,791)